Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Fee income and other	$ 2,956	$ 3,183	$ 3,175
Earned premiums	93	244	262
Net investment income (loss):
Securities available-for-sale and other	2,535	2,572	2,612
Equity securities, trading	1	0	0
Total net investment income	2,536	2,572	2,612
Net realized capital gains (losses):
Total other-than-temporary impairment (“OTTI”) losses	(293)	(196)	(712)
OTTI losses recognized in other comprehensive income	38	71	376
Net OTTI losses recognized in earnings	(255)	(125)	(336)
Net realized capital gains (losses), excluding net OTTI losses recognized in earnings	(1,226)	48	(577)
Total net realized capital losses	(1,481)	(77)	(913)
Total revenues	4,104	5,922	5,136
Benefits, losses and expenses
Benefits, loss and loss adjustment expenses	2,900	3,108	2,941
Benefits, loss and loss adjustment expenses – returns credited on international unit-linked bonds and pension products	0	0	0
Amortization of deferred policy acquisition costs and present value of future profits	324	427	110
Insurance operating costs and other expenses	268	2,507	1,352
Reinsurance loss on disposition (including goodwill impairment of $61)	61	0	0
Dividends to policyholders	20	17	21
Total expenses	3,573	6,059	4,424
Income (loss) from continuing operations before income taxes	531	(137)	712
Income tax expense (benefit)	36	(323)	137
Income from continuing operations, net of tax	495	186	575
Income (loss) from discontinued operations, net of tax	61	58	132
Net income	556	244	707
Net income attributable to the noncontrolling interest	2	0	8
Net income attributable to Hartford Life Insurance Company	$ 554	$ 244	$ 699